Document And Entity Information	Aug. 30, 2018
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	Aug. 30, 2018
Document Effective Date	Aug. 30, 2018
Prospectus Date	Jun. 22, 2018
Peritus High Yield ETF | Peritus High Yield ETF
Prospectus [Line Items]
Trading Symbol	HYLD